Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2016
Land Use Rights, Net
Schedule of land use rights, net

	As of December 31,
	2015	2016
	RMB	RMB
Cost:
Land in Zhaoqing City	112,457	187,081
Land in Tianjing City	37,905	37,905
Land in Jianyang City	50,574	143,452
Land in Ezhou City	—	241,927
Land in Zhengzhou City	—	24,776
Land in Qingdao City	—	68,631
Land in Guangzhou City	—	1,736,417

Sub-total	200,936	2,440,189

Less: Accumulated amortization	(3,474)	(41,131)

Land use rights, net	197,462	2,399,058